Other current assets and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets	The following table summarises the Group’s other current assets as at the dates presented:

	Year ended 31 December
	2025	2024
Other current assets	€ million	€ million
Prepayments	155	202
VAT receivables	296	44
Miscellaneous receivables	208	212
Total other current assets	659	458